First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 11.1%
	Carvana Auto Receivables Trust
$100,000	Series 2021-N1, Class E, 2.88%, 1/10/2028[1,2]	$90,844
100,000	Series 2022-N1, Class E, 6.01%, 12/11/2028[1,2]	93,702
250,000	CPS Auto Receivables Trust Series 2021-D, Class E, 4.06%, 12/15/2028[1,2]	227,309
250,000	Greystone CRE Notes Ltd. Series 2021-HC2, Class D, 5.32% (1-Month USD Libor+400 basis points), 12/15/2039[1,2,3,4]	235,673
250,000	Home RE Ltd. Series 2021-2, Class M2, 4.18% (30-Day SOFR Average+325 basis points), 1/25/2034[1,2,3,4,5]	230,647
250,000	Oaktown RE III Ltd. Series 2019-1A, Class M2, 4.17% (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3,4,5]	244,312
250,000	Oaktown RE VII Ltd. Series 2021-2, Class M1B, 3.83% (30-Day SOFR Average+290 basis points), 4/25/2034[1,2,3,4,5]	233,760
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,5]	334,126
200,000	Upstart Securitization Trust Series 2021-5, Class C, 4.15%, 11/20/2031[1,2]	181,418
	Veros Auto Receivables Trust
150,000	Series 2020-1, Class D, 5.64%, 2/16/2027[1,2]	148,645
150,000	Series 2022-1, Class D, 7.23%, 7/16/2029[1,2]	147,127
367,752	Western Mortgage Reference Notes Series 2021-CL2, Class M4, 6.28% (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,3,4,5]	359,226
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,798,481)	2,526,789
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.9%
	Alternative Loan Trust
32,904	Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035[2]	29,610
4,810,480	Series 2006-HY10, Class 1X, 0.48%, 5/25/2036[2,5]	59,231
222,849	Series 2006-6CB, Class 2A3, 5.75%, 5/25/2036[2,3]	107,776
50,000	Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class D, 7.38%, 9/17/2029[1,2]	48,413
36,777	Banc of America Funding Trust Series 2007-A, Class 2A1, 1.93% (1-Month USD Libor+32 basis points), 2/20/2047[2,3,4]	34,383
136,925	Bear Stearns Trust Series 2005-7, Class 22A1, 3.08%, 9/25/2035[2,3,5]	90,929
	Bellemeade RE Ltd.

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$250,000	Series 2019-2A, Class M2, 4.72% (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3,4,5]	$242,484
250,000	Series 2022-1, Class M2, 5.53% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,3,4]	232,163
350,268	Citigroup Mortgage Loan Trust Series 2007-6, Class 1A2A, 3.04%, 3/25/2037[2,3,5]	278,060
381,757	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.00%, 7/25/2036[2,3]	229,702
882,612	CSMC Trust Series 2017-RPL3, Class B5, 4.32%, 8/1/2057[1,2,3,5]	818,956
286,563	DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A, 1.81% (1-Month USD Libor+20 basis points), 10/19/2036[2,3,4]	208,978
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.62%, 6/15/2027[1,2]	245,921
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 4.68% (30-Day SOFR Average+375 basis points), 1/25/2051[1,2,3,4,5]	87,110
250,000	Freddie Mac STACR REMIC Trust Series 2021-HQA4, Class B2, 7.93% (30-Day SOFR Average+700 basis points), 12/25/2041[1,2,3,4,5]	213,696
182,550	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class B, 4.16%, 8/25/2048[1,2,3,5]	148,626
202,893	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 1.80% (1-Month USD Libor+18 basis points), 1/25/2037[2,4]	179,378
	HarborView Mortgage Loan Trust
102,508	Series 2006-13, Class A, 1.79% (1-Month USD Libor+18 basis points), 11/19/2046[2,3,4]	75,176
66,480	Series 2006-14, Class 2A1A, 1.91% (1-Month USD Libor+30 basis points), 1/25/2047[2,3,4]	59,093
147,149	Impac CMB Trust Series 2004-10, Class 3A1, 2.32% (1-Month USD Libor+70 basis points), 3/25/2035[2,3,4]	139,186
1,437	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.47%, 6/25/2037[2,5]	1,181
102,497	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 1.98% (1-Month USD Libor+36 basis points), 6/25/2037[2,3,4]	60,772
487,100	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 2.70%, 11/25/2035[2,3,5]	447,572
100,000	Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/2029[1,2]	94,428
	MASTR Alternative Loan Trust

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$530,473	Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047[2,3]	$296,460
225,450	Series 2005-5, Class 3A1, 5.75%, 8/25/2035[2,3]	135,394
250,000	Med Trust Series 2021-MDLN, Class F, 5.33% (1-Month USD Libor+400 basis points), 11/15/2038[1,4,5]	235,058
430,830	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 1.96% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4,5]	160,048
	RALI Trust
106,729	Series 2006-QS6, Class 1A2, 6.00%, 6/25/2036[2,3]	92,380
221,265	Series 2007-QS5, Class A1, 5.50%, 3/25/2037[2,3]	189,901
143,679	Series 2006-QS15, Class A1, 6.50%, 10/25/2036[2,3]	127,438
353,184	Series 2005-QS13, Class 2A1, 2.32% (1-Month USD Libor+70 basis points), 9/25/2035[2,3,4]	301,161
234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.45%, 7/25/2059[1,2,3,5]	233,608
220,441	Wells Fargo Alternative Loan Series 2005-1, Class 3A1, 5.50%, 2/25/2035[2,3]	213,830
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,962,313)	6,118,102

Number of Shares
	COMMON STOCKS — 21.0%
	APPLICATIONS SOFTWARE — 1.2%
4,913	CDK Global, Inc.[3]	269,085
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.6%
4,011	Meritor, Inc.*,3	145,719
	BUILDING PRODUCTS-DOORS/WINDOWS — 0.6%
5,779	Cornerstone Building Brands, Inc.*,3	141,528
	COMMERCIAL BANKS-CENTRAL US — 2.1%
13,115	Flagstar Bancorp, Inc.[3]	464,927
	COMMERCIAL SERVICES — 0.9%
8,997	Nielsen Holdings PLC[3,6]	208,910
	ENTERPRISE SOFTWARE/SERVICE — 1.5%
16	ManTech International Corp.[3]	1,527
5,357	Sailpoint Technologies Holding, Inc.*,3	335,777
		337,304

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENTERTAINMENT SOFTWARE — 0.0%
1	Take-Two Interactive Software, Inc.*,3	$117
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.0%
—[7]	Raymond James Financial, Inc.[3]	22
	MEDICAL-BIOMEDICAL/GENERICS — 0.6%
8	Sierra Oncology, Inc.*,3	440
1,752	Turning Point Therapeutics, Inc.*,3	131,838
		132,278
	OIL REFINING & MARKETING — 1.2%
14,700	Sprague Resources LP3	279,006
	REITS-APARTMENTS — 2.1%
7,258	American Campus Communities, Inc.[3]	467,923
	REITS-DIVERSIFIED — 0.8%
925	PS Business Parks, Inc.[3]	173,114
	REITS-SHOPPING CENTERS — 0.6%
5,054	Cedar Realty Trust, Inc. [3]	145,505
	SPECIFIED PURPOSE ACQUISITIONS — 8.8%
7,508	26 Capital Acquisition Corp.*,3	73,653
905	Adara Acquisition Corp. - Class A*	8,950
8,200	Adit EdTech Acquisition Corp.*,3	80,688
7,583	AEA-Bridges Impact Corp. - Class A*,3,6	75,223
8,477	Alpha Capital Acquisition Co. - Class A*,3,6	83,753
254	Altimeter Growth Corp. II - Class A*,3,6	2,504
3,713	ArcLight Clean Transition Corp. II - Class A*,3,6	36,944
1,950	Armada Acquisition Corp. I*,3	19,208
82	Atlantic Coastal Acquisition Corp. - Class A*,3	802
7,449	Aurora Acquisition Corp. - Class A*,3,6	73,000
8,075	B Riley Principal 150 Merger Corp. - Class A*,3	80,427
7,490	Benessere Capital Acquisition Corp. - Class A*,3	77,372
8,500	Better World Acquisition Corp.*,3	87,805
231	Blue Safari Group Acquisition Corp. - Class A*,3,6	2,338
8,052	BOA Acquisition Corp. - Class A*,3	78,829
200	Bridgetown Holdings Ltd. - Class A*,3,6	1,984
7,566	Cartesian Growth Corp. - Class A*,3,6	74,374
8,080	CC Neuberger Principal Holdings II - Class A*,3,6	80,719
8,200	CHW Acquisition Corp.*,3,6	81,180
3,392	Crown PropTech Acquisitions - Class A*,3,6	33,411

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
8,122	Far Peak Acquisition Corp. - Class A*,3,6	$79,758
818	Fintech Acquisition Corp. V - Class A*,3	8,057
7,493	Founder SPAC - Class A*,3,6	75,380
6,965	FTAC Athena Acquisition Corp. - Class A*,3,6	68,327
3,832	Hennessy Capital Investment Corp. V - Class A*,3	37,630
7,101	Highland Transcend Partners I Corp. - Class A*,3,6	70,016
43	Horizon Acquisition Corp. II - Class A*,3,6	426
8,232	InterPrivate III Financial Partners, Inc. - Class A*,3	80,674
4,500	Longview Acquisition Corp. II - Class A*,3	43,965
4,019	Lux Health Tech Acquisition Corp. - Class A*,3	39,748
4,500	M3-Brigade Acquisition II Corp. - Class A*,3	44,145
4,500	Northern Star Investment Corp. II - Class A*,3	44,190
173	One Equity Partners Open Water I Corp. - Class A*,3	1,699
323	Pine Island Acquisition Corp. - Class A*,3	3,188
8,507	Quantum FinTech Acquisition Corp.*,3	83,624
8,056	Silver Crest Acquisition Corp. - Class A*,3,6	79,432
10,567	Social Capital Suvretta Holdings Corp. I - Class A*,3,6	104,508
1,162	Social Capital Suvretta Holdings Corp. III - Class A*,3,6	11,620
8,077	Sports Ventures Acquisition Corp. - Class A*,3,6	79,558
		2,009,109
	TOTAL COMMON STOCKS
	(Cost $4,824,047)	4,774,547

Principal Amount
	CORPORATE BONDS — 3.9%
	FINANCIALS — 3.9%
$300,000	Allegiance Bank 5.25% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,3,5]	299,602
300,000	ConnectOne Bancorp, Inc. 5.20% (3-Month USD Libor+284 basis points), 2/1/2028[2,3,5]	300,289
300,000	Independent Bank Group, Inc. 5.00% (3-Month USD Libor+283 basis points), 12/31/2027[2,3,5]	299,602
		899,493
	TOTAL CORPORATE BONDS
	(Cost $900,000)	899,493

Number of Contracts
PURCHASED OPTIONS CONTRACTS — 57.2%
CALL OPTIONS — 57.2%
S&P 500 Index

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
47	Exercise Price: $1,000.00, Notional Amount: $4,700,000, Expiration Date: September 16, 2022*	$13,013,125
	TOTAL CALL OPTIONS
	(Cost $12,575,586)	13,013,125
	PUT OPTIONS — 0.0%
	S&P 500 Index
47	Exercise Price: $2,000.00, Notional Amount: $9,400,000, Expiration Date: September 16, 2022*	14,218
	TOTAL PUT OPTIONS
	(Cost $29,671)	14,218
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $12,605,257)	$13,027,343

Number of Shares
	SHORT-TERM INVESTMENTS — %
3,450,902	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 1.37%[3,8]	3,450,902
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,450,902)	3,450,902
	TOTAL INVESTMENTS — 135.3%
	(Cost $31,541,000)	30,797,176
	Liabilities in Excess of Other Assets — (35.3)%	(8,037,831)
	TOTAL NET ASSETS — 100.0%	$22,759,345
	SECURITIES SOLD SHORT — (2.3)%
	COMMON STOCKS — (2.3)%
	CHEMICALS-SPECIALTY — (0.2)%
(1,518)	GCP Applied Technologies, Inc.*	(47,483)
	S & L/THRIFTS-EASTERN US — (2.1)%
(52,658)	New York Community Bancorp, Inc.	(480,768)
	TOTAL COMMON STOCKS
	(Proceeds $554,774)	(528,251)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $554,774)	$(528,251)

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (37.7)%
	CALL OPTIONS — (36.7)%
	Anaplan, Inc.
(1)	Exercise Price: $67.50, Notional Amount: $(6,750), Expiration Date: August 19, 2022*	$—
	S&P 500 Index
(47)	Exercise Price: $2,000.00, Notional Amount: $(9,400,000), Expiration Date: September 16, 2022*	(8,347,200)
	TOTAL CALL OPTIONS
	(Proceeds $7,924,648)	(8,347,200)
	PUT OPTIONS — (1.0)%
	S&P 500 Index
(8)	Exercise Price: $4,000.00, Notional Amount: $(3,200,000), Expiration Date: July 15, 2022*	(185,000)
(3)	Exercise Price: $3,900.00, Notional Amount: $(1,170,000), Expiration Date: July 15, 2022*	(44,775)
(1)	Exercise Price: $3,500.00, Notional Amount: $(350,000), Expiration Date: July 15, 2022*	(1,260)
(47)	Exercise Price: $1,000.00, Notional Amount: $(4,700,000), Expiration Date: September 16, 2022*	(1,293)
	TOTAL PUT OPTIONS
	(Proceeds $361,708)	(232,328)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $8,286,356)	$(8,579,528)

LP — Limited Partnership
PLC — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,426,854, which represents 23.84% of the total net assets of the Fund.
[2] Callable.
[3] All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $10,636,517, which represents 46.73% of the total net assets of the Fund.
[4] Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Variable rate security.
[6] Foreign security denominated in U.S. Dollars.
[7] Amount represents less than 0.5 shares.
[8] The rate is the annualized seven-day yield at period end.